Schedule of Investments August 31, 2023 (unaudited)

Tortoise Energy Infrastructure Total Return

	Shares	Fair Value
Common Stock - 74.9% (1)
Canada Crude Oil Pipelines - 11.4% (1)
Enbridge Inc.	4,609,543	$161,702,768
Pembina Pipeline Corporation	3,159,931	98,221,656
		259,924,424
Canada Natural Gas/Natural Gas Liquids Pipelines - 5.9% (1)
Keyera Corp.	2,873,032	70,975,287
TC Energy Corporation	1,739,291	62,823,191
		133,798,478
United States Crude Oil Pipelines - 5.7% (1)
Plains GP Holdings, L.P.	8,117,653	130,207,154
United States Natural Gas Gathering/Processing - 7.9% (1)
Antero Midstream Corporation	2,351,910	28,505,149
EnLink Midstream, LLC	4,556,662	56,684,875
Equitrans Midstream Corporation	5,485,143	52,657,373
Hess Midstream LP	1,195,932	34,562,435
Kinetik Holdings, Inc.	210,428	7,388,127
		179,797,959
United States Natural Gas/Natural Gas Liquids Pipelines - 42.4% (1)
Cheniere Energy, Inc.	1,416,189	231,122,045
DT Midstream, Inc.	470,486	24,601,713
Excelerate Energy, Inc.	296,135	5,508,111
Kinder Morgan, Inc.	9,482,236	163,284,104
NextDecade Corp. (2)	1,909,915	11,593,184
ONEOK, Inc.	1,617,258	105,445,222
Targa Resources Corp.	2,819,085	243,146,081
The Williams Companies, Inc.	5,320,885	183,730,159
		968,430,619
United States Renewables and Power Infrastructure - 1.6% (1)
Clearway Energy, Inc.	343,302	8,503,591
NextEra Energy Partners LP	379,501	18,929,510
Sempra Energy	143,558	10,080,643
		37,513,744
Total Common Stock
(Cost $1,115,442,800)		1,709,672,378

Master Limited Partnerships - 23.6% (1)
United States Crude Oil Pipelines - 1.7% (1)
Nustar Energy L.P.	1,580,762	26,493,571
Plains All American Pipeline, L.P.	826,247	12,600,267
		39,093,838
United States Natural Gas Gathering/Processing - 3.7% (1)
Crestwood Equity Partners LP	615,029	17,589,829
Western Midstream Partners, LP	2,480,815	66,212,952
		83,802,781
United States Natural Gas/Natural Gas Liquids Pipelines - 9.0% (1)
Energy Transfer LP	8,093,483	109,019,216
Enterprise Products Partners L.P.	3,602,885	95,872,770
		204,891,986
United States Other - 0.1% (1)
Westlake Chemical Partners LP	127,871	2,939,754
United States Refined Product Pipelines - 9.1% (1)
Magellan Midstream Partners, L.P.	1,502,204	99,776,390
MPLX LP	3,076,039	107,323,001
		207,099,391
Total Master Limited Partnerships
(Cost $371,696,231)		537,827,750

Short-Term Investment - 1.3% (1)
United States Investment Company - 1.3% (1)
First American Government Obligations Fund, Class X, 5.24% (3)
(Cost $30,585,962)	30,585,962	30,585,962

Total Investments - 99.8% (1)
(Cost $1,517,724,993)		2,278,086,090
Other Assets in Excess of Liabilities, Net - 0.2%(1)		6,445,062
Total Net Assets - 100.0%(1)		$2,284,531,152

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,709,672,378	$-	$-	$1,709,672,378
Master Limited Partnerships	537,827,750	-	-	537,827,750
Short-Term Investment	30,585,962	-	-	30,585,962
Total Investments	$2,278,086,090	$-	$-	$2,278,086,090

Refer to the Fund's Schedule of Investments for additional industry information.